RELATED PARTY TRANSACTIONS - Summary of Transactions Between Related Parties (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Hyundai Kia
Disclosure of transactions between related parties [line items]
Related party transactions for the year	$ 0	$ 0
Related party amount outstanding	0		$ 283	$ 0
Hyundai Mobis
Disclosure of transactions between related parties [line items]
Related party transactions for the year	1,125	254
Related party amount outstanding	(351)		0	0
Hyundai Motor Company
Disclosure of transactions between related parties [line items]
Related party transactions for the year	0	$ (534)
Related party amount outstanding	$ 0		$ 0	$ 0